Note D - Investments In Real Estate Loans (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended									12 Months Ended							12 Months Ended											12 Months Ended				12 Months Ended				12 Months Ended		4 Months Ended		4 Months Ended		12 Months Ended								12 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Apr. 30, 2011	Dec. 31, 2010 Performing Loans [Member] Troubled Debt Restructuring Loans [Member]	Sep. 30, 2012 Performing Loans [Member]	Dec. 31, 2011 Performing Loans [Member]	Jun. 30, 2010 California [Member] Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial, Construction, Acquisition and Development, Land and Residential [Member]	Dec. 31, 2011 Commercial Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Commercial Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Commercial Loans [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2010 Commercial Loans [Member] VRMI II [Member] Non Performing [Member]	Feb. 07, 2012 Commercial Loans [Member] VRMI II [Member] Second Deeds of Trust [Member]	Jan. 02, 2011 Commercial Loans [Member] Minimum [Member]	Jan. 02, 2011 Commercial Loans [Member] Maximum [Member]	Dec. 31, 2011 Commercial Loans [Member] Nineteen Loans [Member]	Dec. 31, 2010 Commercial Loans [Member] Thirteen Loans [Member]	Dec. 31, 2011 Commercial Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Commercial Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Jan. 31, 2012 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2010 Commercial Loans [Member] Non Performing [Member]	Dec. 31, 2011 Commercial Loans [Member] Performing Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2010 Commercial Loans [Member] Performing Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2010 Commercial Loans [Member] Second Deeds of Trust [Member]	Feb. 07, 2012 Commercial Loans [Member] Second Deeds of Trust [Member]	Jan. 02, 2011 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2010 Commercial Loans [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Dec. 31, 2011 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2011 Construction Loans [Member] VRMI II [Member]	Dec. 31, 2010 Construction Loans [Member] VRMI II [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Construction Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Construction Loans [Member] Non Performing [Member]	Dec. 31, 2011 Construction Loans [Member] Second Deeds of Trust [Member]	Dec. 31, 2011 Construction Loans [Member]	Dec. 31, 2010 Construction Loans [Member]	Sep. 20, 2011 Construction Loans [Member]	Dec. 31, 2011 Land Loans[Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2010 Land Loans[Member] Allowance for Loan and Lease Losses, Real Estate [Member]	Dec. 31, 2011 Land Loans[Member]	Dec. 31, 2010 Land Loans[Member]	Dec. 31, 2011 Troubled Debt Restructuring Loans [Member] Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2010 Troubled Debt Restructuring Loans [Member] Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2011 Troubled Debt Restructuring Loans [Member]	Dec. 31, 2010 Troubled Debt Restructuring Loans [Member]	Dec. 31, 2010 Extension [Member] VRMI II [Member] Non Performing [Member]	Dec. 31, 2011 Extension [Member] VRMI II [Member]	Dec. 31, 2010 Extension [Member] VRMI II [Member]	Dec. 31, 2011 Extension [Member]	Dec. 31, 2010 Extension [Member] Non Performing [Member] Second Deeds of Trust [Member]	Dec. 31, 2011 Extension [Member] Non Performing [Member]	Dec. 31, 2010 Extension [Member] Non Performing [Member]	Dec. 31, 2011 Extension [Member]	Dec. 31, 2010 Extension [Member]	Dec. 31, 2011 Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2010 Commercial Loans [Member] Performing Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2010 Commercial Loans [Member]	May 11, 2011 VRMI I, VRMI II, and Fund III [Member]	Dec. 31, 2011 VRMI II [Member] Non Performing [Member]	May 11, 2011 VRMI II [Member]	Dec. 31, 2010 VRMI II [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Sep. 30, 2012 VRMI II [Member]	Dec. 31, 2010 Non Performing [Member]	Dec. 31, 2011 Allowance for Loan and Lease Losses, Real Estate [Member] Non Performing [Member]	Dec. 31, 2011 Allowance for Loan and Lease Losses, Real Estate [Member] Performing Loans [Member]	Dec. 31, 2011 Non Performing [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Sep. 30, 2012 Non Performing Loans [Member]	Sep. 30, 2012 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Sep. 30, 2012 Extensions Granted [Member]	Jun. 30, 2010 Bankruptcy Sale [Member]
Debt Instrument, Basis Spread on Variable Rate	3.30%		3.30%
Debt Instrument, Interest Rate, Stated Percentage	6.55%		6.55%
Percentage Of Real Estate Loan Portfolio					10.70%		5.20%																																																																				4.50%		15.00%
Weighted Average Interest Rate On Performing Loans			9.50%		10.57%		10.71%			9.88%	6.79%								12.00%	4.50%															6.79%	8.49%																																10.97%	11.13%																			8.89%	10.97%
Mortgage Loans Non Performing Loans (in Dollars)	$ 500,000		$ 500,000
Impaired Financing Receivable, Related Allowance (in Dollars)	3,573,000	[1]	3,573,000	[1]	26,247,000					1,573,000 [1]	6,677,000 [1]																																																																										6,677,000	11,280,000	2,000,000
Allowance For Performing Loans	54.00%		54.00%																																																												3.00%		11.00%
Financing Receivable, Modifications, Recorded Investment (in Dollars)	600,000		600,000		30,845,000		27,971,000																																																											2,821,000	11,936,000	16,740,000	15,186,000																16,926,000	24,721,000
Financing Receivable, Modifications, Number of Contracts					7		5																																																											3	2	5	3																5	4		16	19
Mortgage Loans on Real Estate, Number of Loans			19		24		18		4			1	5								19	13	8	10	1	5	5						19	13								1	2	1			2		1	1	3	3			7	5				9	1	3		11	11			19	13													5	5	5				16	19	6
Balance per consolidated balance sheets (in Dollars) (in Dollars)	27,140,000		27,140,000		31,777,000					26,690,000	21,783,000	4,100,000		32,400,000	38,000,000	29,600,000	21,100,000	10,700,000					44,300,000	50,400,000		39,100,000	31,000,000				11,800,000								2,900,000	6,700,000	8,200,000		10,100,000	2,900,000		7,200,000			2,500,000	2,400,000					30,800,000	28,000,000	9,100,000	36,500,000	38,900,000			19,100,000	11,900,000	41,400,000	50,400,000						16,900,000									15,200,000				10,000,000	28,460,000	36,301,000				16,900,000	900,000
Debt Instrument, Interest Rate, Basis for Effective Rate																																																																										0%
Debt Instrument, Interest Rate, Effective Percentage																																																																														15.00%
Proceeds from Sale of Foreclosed Assets												3,400,000
Litigation Settlement, Gross	203,000		746,000																																																																			2,700,000		2,000,000
Loan to Value					100.00%
Number of Days Interest Past Due					90
Allowance for Loan and Lease Losses, Real Estate	3,573,000	[2]	3,573,000	[2]	26,247,000	[2]	33,557,000							22,400,000	27,500,000	19,600,000	19,500,000						28,700,000	34,000,000		24,000,000	24,500,000										3,000,000	5,600,000				3,200,000	5,900,000						884,000	424,000																							2,700,000								2,700,000			19,600,000	6,700,000
Amount of Time Loans have been Non Performing																																																																										0		16		43	31
Allowance for Loan Losses to Loans with Allowance					64.00%
Mortgage Loans on Real Estate Modified Pursuant to TDR																												2	2	3															5	1	1				1		5	3
Debt Instrument, Increase (Decrease) for Period, Net																																800,000
Debt Instrument, Repurchase Amount																																																$ 1,100,000
Term Of Loan Receivable							12 years	12 years																																																								12 years

[1]	Please refer to Specific Reserve Allowances below.
[2]	Please refer to Specific Reserve Allowance below.